Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
Schedule of trading derivative and used as hedge

	2023	2022	2021

Assets
Swap Differential Receivables	12,360,719	13,815,247	7,641,355
Premiums on Unexercised Options	2,635,506	1,419,279	1,385,889
Forward Contracts and Others	14,298,496	6,741,298	12,112,679
Total	29,294,721	21,975,824	21,139,923

Liabilities
Swap Differential Payables	13,226,716	11,212,030	8,538,705
Premiums on Issued Options	2,685,361	1,894,522	2,256,244
Forward Contracts and Others	9,028,351	5,592,773	13,824,032
Total	24,940,428	18,699,325	24,618,981

Schedule of category

Breakdown by Category

Trading	2023			2022			2021

	Notional Value (1)	Curve Value	Fair Value	Notional Value(1)	Curve Value	Fair Value	Notional Value (1)	Curve Value	Fair Value
Swap	811,921,799	(1,927,123)	(865,997)	779,023,280	(3,682,261)	2,603,217	837,762,019	(1,804,744)	(897,350)
Assets	402,812,781	9,193,215	12,360,719	393,351,898	11,857,946	13,815,247	418,137,448	13,162,674	7,641,355
Interest Rate	188,604,258	5,054,833	6,383,261	272,642,004	10,420,491	9,985,823	300,667,399	9,587,812	5,399,806
Foreign Currency	212,970,458	4,136,463	5,977,193	116,577,474	1,292,203	4,764,609	91,837,446	799,550	2,003,728
Other	1,238,065	1,919	265	4,132,420	145,252	(935,185)	25,632,603	2,775,313	237,822
Liabilities	409,109,018	(11,120,338)	(13,226,716)	385,671,382	(15,540,207)	(11,212,030)	419,624,571	(14,967,418)	(8,538,705)
Interest Rates	262,437,458	(9,117,639)	(9,680,343)	290,316,480	(12,735,256)	(8,798,667)	393,104,981	(10,932,057)	(10,588,736)
Foreign Currency	143,788,702	(1,907,489)	(3,332,851)	91,303,383	(2,804,302)	(3,494,263)	887,129	(28,407)	2,287,852
Others	2,882,857	(95,211)	(213,522)	4,051,519	(649)	1,080,900	25,632,461	(4,006,955)	(237,822)
Options	857,662,210	(1,112,873)	(49,854)	1,150,540,616	(877,100)	(475,243)	1,130,172,099	(595,345)	(870,355)
Purchase Commitments	419,095,675	2,252,815	2,635,506	600,275,162	2,243,354	1,419,279	564,829,758	1,240,879	1,385,889
Foreign Currency Call Options	7,711,827	497,534	426,074	10,629,479	440,097	214,722	9,898,179	271,464	382,237
Foreign Currency Put Options	5,326,447	408,144	489,785	4,474,015	122,896	124,163	4,094,316	140,280	187,123
Other Call Options	89,142,771	661,536	1,183,084	94,414,288	674,574	577,487	31,248,540	459,995	510,977
Interbank Market	3,729,452	217,219	265,824	92,324,275	608,913	555,707	28,499,055	444,446	495,214
Others (2)	85,413,319	444,318	917,261	2,090,013	65,661	21,780	2,749,485	15,549	15,763
Put Option - Other	316,914,629	685,600	536,563	490,757,380	1,005,787	502,907	519,588,723	369,140	305,553
Interbank Market	543,157	46,852	30,439	490,535,950	980,433	480,682	519,588,723	369,140	305,553
Other (2)	316,371,471	638,748	506,124	221,430	25,354	22,225	-	-	-
Sale Commitments	438,566,535	(3,365,688)	(2,685,361)	550,265,454	(3,120,454)	(1,894,522)	565,342,340	(1,836,224)	(2,256,244)
Foreign Currency Call Options	3,453,152	(288,349)	(466,324)	6,763,742	(292,212)	(165,919)	4,111,016	(170,553)	(152,348)

Foreign Currency Put Options	4,642,411	(288,799)	(431,952)	8,885,700	(409,758)	(508,584)	4,017,161	(348,715)	(287,825)
Other Call Options	113,106,162	(2,029,924)	(999,258)	42,840,737	(1,590,130)	(821,508)	33,383,233	(719,460)	(872,335)
Interbank Market	17,295,280	(1,479,724)	(710,121)	33,377,728	(575,451)	(349,710)	31,730,928	(713,773)	(858,586)
Other (2)	95,810,882	(550,201)	(289,137)	9,463,009	(1,014,679)	(471,798)	1,652,305	(5,687)	(13,749)
Other Put Options	317,364,811	(758,616)	(787,826)	491,775,275	(828,354)	(398,511)	523,830,930	(597,497)	(943,736)
Interbank Market	370,221	(24,912)	(23,004)	491,596,383	(804,467)	(378,608)	523,830,930	(597,497)	(943,736)
Other (2)	316,994,590	(733,703)	(764,822)	178,892	(23,887)	(19,903)	-	-	-
Futures Contracts	325,170,914	-	-	278,348,786	-	-	287,984,278	-	-
Long Position	164,682,752	-	-	254,505,429	-	-	148,237,279	-	-
Exchange Coupon (DDI)	41,331,942	-	-	77,727,137	-	-	85,931,389	-	-
Interest Rates (DI1 and DIA)	48,254,715	-	-	148,713,860	-	-	28,491,764	-	-
Foreign Currency	68,838,058	-	-	27,444,003	-	-	33,797,350	-	-
Indexes (3)	5,269,712	-	-	482,394	-	-	16,776	-	-
Others	988,325	-	-	138,035	-	-	-	-	-
Short Position	160,488,162	-	-	23,843,357	-	-	139,746,999	-	-
Exchange Coupon (DDI)	41,331,942	-	-	17,259,936	-	-	60,606,204	-	-
Interest Rate (DI1 and DIA)	48,339,061	-	-	3,337,596	-	-	53,267,620	-	-
Foreign Currency	64,559,123	-	-	1,327,928	-	-	25,678,296	-	-
Index (3)	5,269,712	-	-	1,787,973	-	-	194,879	-	-
Treasury Bonds/Notes	988,325	-	-	129,924	-	-	-	-	-
Forward Contracts and Others	331,009,278	3,288,881	5,270,142	152,669,932	1,394,796	1,148,525	167,611,314	2,836,843	(1,711,353)
Purchase Commitments	167,191,252	17,249,113	14,298,496	93,143,116	2,292,188	6,741,298	93,097,212	5,345,415	12,112,679
Currencies	134,610,617	17,042,331	4,932,719	72,849,455	1,938,956	6,426,685	83,752,185	2,738,485	8,501,934
Other	32,580,636	206,782	9,365,777	20,293,661	353,232	314,613	9,345,027	2,606,930	3,610,745
Sale Commitments	163,818,026	(13,960,232)	(9,028,351)	59,526,816	(897,392)	(5,592,773)	74,514,102	(2,508,572)	(13,824,032)
Currencies	130,779,288	(13,211,003)	(1,766,190)	53,574,925	(847,425)	(6,490,282)	71,611,500	(1,141,826)	(11,932,009)
Other	33,038,737	(749,229)	(7,262,161)	5,951,891	(49,967)	897,509	2,902,602	(1,366,746)	(1,892,023)
(1)	Adjusted nominal value of the contracts minal value of updated contracts.
(2)	Includes index options, primarily options related to U.S. Treasury, stocks, and stock indices.
(3)	Includes Bovespa and S&P indices.

Schedule of derivatives financial instrument by counterparty

Notional				2023
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	185,745,740	224,140,567	402,035,492	811,921,799
Options	37,900,600	2,114,539	817,647,071	857,662,210
Futures Contracts	9,280,964	-	315,889,950	325,170,914
Forward Contracts and Others	152,776,820	118,459,171	59,773,287	331,009,278
(1)	Includes operations that have B3 S.A. and other stock and commodity exchanges as counterparties.

Notional				2022	2021
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
Swap	38,910,036	250,925,646	103,516,216	393,351,898	418,137,448
Options	69,919,242	742,316	1,079,879,058	1,150,540,616	1,130,172,099
Futures Contracts	1,525,199	-	276,823,587	278,348,786	287,984,278
Forward Contracts and Others	61,719,539	72,055,923	18,894,470	152,669,932	167,611,313
(1)	Includes operations that have B3 S.A. and other stock and commodity exchanges as counterparties

Schedule of derivatives financial instrument by maturity

Notional				2023
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	148,297,617	146,064,207	517,559,975	811,921,799
Options	695,558,723	110,627,263	51,476,224	857,662,210
Futures Contracts	168,364,770	70,492,546	86,313,598	325,170,914
Forward Contracts and Others	187,900,674	90,382,978	52,725,626	331,009,278

Notional				2022	2021
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
Swap	45,216,039	55,756,566	292,379,293	393,351,898	418,137,448
Options	632,690,834	392,814,885	125,034,897	1,150,540,616	1,130,172,099
Futures Contracts	199,359,807	22,626,385	56,362,594	278,348,786	287,984,278
Forward Contracts and Others	76,955,710	44,449,708	31,264,514	152,669,932	167,611,313

Schedule of derivatives by market trading

Notional	Stock Exchanges (1)	Over-the-Counter Market	2023
			Total
Swap	93,891,622	718,030,177	811,921,799
Options	782,343,569	75,318,641	857,662,210
Futures Contracts	325,170,914	-	325,170,914
Forward Contracts and Others	28,054,581	302,954,697	331,009,278
(1)	Includes trades with B3 S.A.

Notional	Stock Exchanges (1)	Over-the-Counter Market	2022	2021
			Total	Total
Swap	45,837,011	347,514,887	393,351,898	418,137,448
Options	1,076,649,948	73,890,668	1,150,540,616	1,130,172,099
Futures Contracts	278,348,786	-	278,348,786	287,984,278
Forward Contracts and Others	6,790,867	145,879,065	152,669,932	167,611,313
(1)	Includes trades with B3 S.A.

Schedule of shareholders' equity

	2023		2022		2021

	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Return Swap Rate	Credit Swap	Total Return Swap Rate	Credit Swap	Total Return Swap Rate	Credit Swap
Credit Swaps	3,456,614	10,293,916	3,725,358	7,831,108	3,984,392	-
Total	3,456,614	10,293,916	3,725,358	7,831,108	3,984,392	-

Schedule of credit event related to triggering events

		2023		2022		2021
	Over		Over		Over
Maximum Potential for Future Payments - Gross	12 Months	Total	12 Months	Total	12 Months	Total
Per Instrument
CDS	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
Total	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
By Risk Rating
Below Investment Grade	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
Total	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
By Reference Entity
Brazilian Government	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
Total	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392

Schedule of attributable to the type of risk being hedged

	2023		2022		2021
Hedge Structure	Effective Portion Accumulated	Ineffective Portion	Effective Portion Accumulated	Ineffective Portion	Effective Portion Accumulated	Ineffective Portion
Fair Value Hedge
Government Securities (LTN, NTN-F)	-	-	-	-	3,756,394	-
Trade Finance Off	-	-	(189)	-	728	-
Total	-	-	(189)	-	3,757,122	-

Schedule of hedge instrument

						12/31/2023
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	183,368	288,766	472,134	138,079	272,805	410,884
Loan Operations Hedge	183,368	288,766	472,134	138,079	272,805	410,884
Futures Contracts	144,508	25,701,246	25,845,754	(3,535,965)	28,817,259	25,281,294
Loan Operations Hedge	2,497,014	12,759,016	15,256,030	(2,290,079)	15,593,616	13,303,537
Securities Hedge	(1,489,802)	2,496,723	1,006,921	623,749	579,793	1,203,542
Funding Hedge	(862,704)	10,445,507	9,582,803	(1,869,635)	12,643,850	10,774,215

						12/31/2022
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	48,140	437,702	485,842	(24,687)	461,499	436,812
Loan Operations Hedge	48,140	437,702	485,842	(24,687)	461,499	436,812
Future Contracts	3,862,299	75,057,601	78,919,900	1,729,350	75,953,237	77,682,587
Loan Operations Hedge	686,249	11,451,502	12,137,751	3,067,594	10,529,915	13,597,509
Securities Hedge	-	3,971,751	3,971,751	(609,013)	3,787,939	3,178,926
Funding Hedge	3,176,050	59,634,348	62,810,398	(729,231)	61,635,383	60,906,152

						12/31/2021
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Future Contracts	(2,204)	84,767	82,563	3,175	84,937	88,112
Loan Operations Hedge	(2,204)	84,767	82,563	3,175	84,937	88,112
Future Contracts	(7,912)	41,437,967	41,430,054	(2,031,108)	46,351,129	44,320,021
Loan Operations Hedge	(14,439)	2,850,589	2,836,150	15,685	2,738,830	2,754,515
Securities Hedge	6,527	38,587,378	38,593,904	(2,046,793)	43,612,299	41,565,506
(*)	The Bank employs market risk hedging strategies, the targets of which are assets in its portfolio, which is why we present the liabilities side of the respective instruments. For structures that have futures as instruments, we provide the balance of the daily adjustment calculated, recorded in the off-balance sheet account.

Schedule of cash flow hedge

	2023		2022		2021
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
Eurobonds	-	-	-	-	-	-
Trade Finance Off	-	-	(72,624)	-	(236,630)	-
Government Securities (LFT)	-	-	(984,396)	-	(982,648)	-
CDB	(69,919)	-	(536,935)	-	402,778	-
Total	(69,919)	-	(1,593,955)	-	(816,500)	-

Schedule of hedge instrument and hedge object

					12/31/2023

					Hedge Instruments	Hedge Object
	Curve		Adjustment to	Curve		Accounting
Strategies	Value	Fair value	Fair value	Value	Fair value	Value
Swap Contracts	(547,710)	10,807,983	10,260,273	(464,400)	13,176,910	12,712,510
Hedge of Securities	(547,710)	10,807,983	10,260,273	(464,400)	13,176,910	12,712,510
Future Contracts	393,863	18,630,833	19,024,696	(1,327,113)	24,612,842	23,285,729
Credit Operations Hedge	2,138	2,431,537	2,433,675	(3,105,374)	7,619,634	4,514,260
Hedge of Securities	294,688	8,228,328	8,523,016	465,051	9,525,807	9,990,858
Funding Hedge	97,037	7,970,968	8,068,005	1,313,210	7,467,401	8,780,611

					12/31/2022

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Fair value	Value	Value	Value
Future Contracts	403,700	42,617,519	43,021,219	2,611,153	42,568,476	45,179,629
Credit Operations Hedge	54,882	14,039,535	14,094,417	2,647,973	12,251,307	14,899,280
Hedge of Securities	348,474	17,126,826	17,475,300	1,912,343	18,375,905	20,288,248
Hedge of Securities	344	11,451,158	11,451,502	(1,949,163)	11,941,264	9,992,101

					12/31/2021

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Fair value	Value	Value	Value
Future Contracts	(616,062)	110,932,643	110,316,583	(8,912,769)	128,673,067	119,760,298
Credit Operations Hedge	(577,845)	28,542,862	27,965,018	1,508,397	28,659,545	30,167,942
Hedge of Securities	(26)	71,320,781	71,320,756	(10,543,430)	89,837,000	79,293,570
Hedge of Securities	(38,191)	11,069,000	11,030,809	122,264	10,176,522	10,298,786
(*)	The Bank has cash flow hedging strategies, the objects of which are assets in its portfolio, which is why we demonstrate the liability position of the respective instruments. For structures whose instruments are futures, we show the notional balance, recorded in a memorandum account.

Schedule of composed federal public securities

	2023	2022	2021
Financial Treasury Bills - LFT	20,960,140	18,269,122	31,305,549
National Treasury Bills - LTN	2,122,045	3,291,246	3,751,223
National Treasury Notes - NTN	4,988,403	10,904,676	7,725,538
Total	28,070,588	32,465,044	42,782,310